Dividends - Summary of Dividends (Parenthetical) (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Millions							12 Months Ended
	Sep. 24, 2019	Sep. 21, 2018	Jun. 30, 2018	Jun. 21, 2018	Sep. 15, 2017	Jun. 30, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Dividend attributable to owners [abstract]
Dividends attributable to owners of the Company, per share	¥ 0.07765	¥ 0.08880		¥ 0.06074	¥ 0.06926		¥ 0.06601	¥ 0.09
Dividends attributable to owners of the Company, total amount paid	¥ 14,212	¥ 16,252	¥ 0	¥ 11,117	¥ 12,676	¥ 0	¥ 44,963	¥ 42,792	¥ 30,030
Dividends attributable to owners of the Company, proposed total							¥ 12,081	¥ 16,472